LONG-TERM DEBT AND REDEEMABLE PREFERRED SHARES - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 675,000	$ 700,693
Less: unamortized debt issuance costs	(10,872)	(13,422)
Long-term debt, net	664,128	687,271
Less: current maturities	0	(6,723)
Long-term debt, less current maturities	664,128	680,548
Senior Notes
Debt Instrument [Line Items]
Long-term debt	675,000	0
First Lien
Debt Instrument [Line Items]
Long-term debt	0	545,693
Second Lien
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 155,000